CAPITAL STOCK (Details - Non-vested restricted stock activity) - Non Vested Restricted Stock [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of non-vested restricted common shares, Beginning balance | shares	0
Weighted average grant date fair value, Beginning balance | $ / shares	$ 0
Number of non-vested restricted common shares, Granted | shares	121,667
Weighted average grant date fair value, Granted | $ / shares	$ 5.14
Number of non-vested restricted common shares, Vested | shares	(8,750)
Weighted average grant date fair value, Vested | $ / shares	$ 0
Number of non-vested restricted common shares, Forfeited | shares	0
Weighted average grant date fair value, Forfeited | $ / shares	$ 0
Number of non-vested restricted common shares, Ending balance | shares	112,917
Weighted average grant date fair value, Ending balance | $ / shares	$ 5.14